INTANGIBLE ASSETS - Summary of amortization expenses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortization expenses
General and administrative expenses	$ 78,616	$ 22,179	$ 7,327
Total	$ 78,616	$ 22,179	$ 7,327